General and administrative expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Outsourcing costs	$ 896	$ 893	$ 951
IT expenses	1,146	1,055	949
Consulting, legal and audit fees	592	540	646
Real estate and logistics costs	605	634	671
Market data services	419	417	413
Marketing and communication	265	242	217
Travel and entertainment	172	72	84
Litigation, regulatory and similar matters	348	911	197
Other	746	788	757
Total general and administrative expenses	5,189	5,553	4,885
UBS AG
Entity [Table]
Outsourcing costs	451	426	466
IT expenses	502	490	449
Consulting, legal and audit fees	494	465	566
Real estate and logistics costs	507	530	563
Market data services	367	367	361
Marketing and communication	195	171	162
Travel and entertainment	156	66	77
Litigation, regulatory and similar matters	348	910	197
Other	5,981	6,051	5,646
of which: shared service costs charged by UBS Group AG or its subsidiaries	5,264	5,321	4,939
Total general and administrative expenses	$ 9,001	$ 9,476	$ 8,486